RELATED PARTY DISCLOSURES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / oz	Dec. 31, 2019 USD ($) $ / oz
RELATED PARTY DISCLOSURES
Compensation and benefits	$ 3,632	$ 2,530
Share-based compensation	1,532	1,471
Total compensation	5,164	4,001
Pan American | La Colorada
RELATED PARTY DISCLOSURES
Purchases from related party	$ 2,300	$ 2,400
Gold price | $ / oz	650	650